Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefit Expenses

	Note	2016	2017	2018
Salaries and wages		27,178	32,155	35,498
Contributions to defined contribution pension schemes		5,236	5,550	6,823
Contributions to medical insurance		1,889	2,010	2,241
Contributions to housing fund		2,569	2,722	2,944
Other housing benefits		35	34	23
Share-based compensation	43	—	—	614

		36,907	42,471	48,143